Convertible preferred stock and preferred stock (Liquidation) (Details) (USD $)	Dec. 31, 2011
Warrants [Line Items]
Voting power preferred stock after liquidation	51.00%
Series A convertible preferred stock
Warrants [Line Items]
Liquidation preference per share (in dollars per share)	2.02800
Conversion preferrred stock in common stock during liquidation (in dollars per share)	8.11200
Series B convertible preferred stock
Warrants [Line Items]
Liquidation preference per share (in dollars per share)	7.92000
Conversion preferrred stock in common stock during liquidation (in dollars per share)	23.76000
Series C convertible preferred stock
Warrants [Line Items]
Liquidation preference per share (in dollars per share)	2.85000
Conversion preferrred stock in common stock during liquidation (in dollars per share)	8.55000
Series D convertible preferred stock
Warrants [Line Items]
Liquidation preference per share (in dollars per share)	3.28152
Conversion preferrred stock in common stock during liquidation (in dollars per share)	9.84456
Series E convertible preferred stock
Warrants [Line Items]
Liquidation preference per share (in dollars per share)	6.61140
Conversion preferrred stock in common stock during liquidation (in dollars per share)	19.83420
Series F convertible preferred stock
Warrants [Line Items]
Liquidation preference per share (in dollars per share)	7.46520
Conversion preferrred stock in common stock during liquidation (in dollars per share)	22.39560